Note 14 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Risk free rate	4.20%
Expected life in years (Year)	4 years 8 months 1 day
Expected volatility	32.00%
Dividend yield	0.60%
Weighted average fair value per option granted (in dollars per share)	$ 54.48